Organization and Nature of Operations	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Organization and Nature of Operations

Note 1—Organization and Nature of Operations

Centennial Resource Production, LLC, a Delaware limited liability company formerly named Atlantic Energy Holdings, LLC (“Centennial OpCo”), was formed on August 30, 2012 by its management members, third‑party investors and NGP Natural Resources X, LP (“NGP X”), an affiliate of Natural Gas Partners (“NGP”), a family of energy‑focused private equity investment funds. Centennial OpCo is engaged in the development and acquisition of unconventional oil and associated liquids‑rich natural gas reserves, primarily in the Delaware Basin of West Texas.

Atlantic Midstream was formed on May 21, 2013, as a Delaware limited liability company and is constructing assets to gather and process natural gas in the Delaware Basin of West Texas. Centennial OpCo sold its interests in Atlantic Midstream on February 12, 2014 (refer to Note 4—Acquisitions and Divestitures).

On March 31, 2014, all of Centennial OpCo’s employee members sold their membership interests to Centennial OpCo. Contemporaneously, Centennial Resource Development, LLC, a Delaware limited liability company formed by NGP X and certain management members (“Centennial HoldCo”), agreed to purchase the entirety of Centennial OpCo’s issued and outstanding incentive units. On April 30, 2014, NGP X contributed and conveyed its membership interests in Centennial OpCo to Centennial HoldCo. On May 9, 2014, Centennial OpCo’s remaining members sold their membership interests to Centennial OpCo. As a result of these transactions, Centennial OpCo became a wholly‑owned subsidiary of Centennial HoldCo. Centennial HoldCo is a holding company with no independent operations apart from its ownership interests in Centennial OpCo. NGP X controls Centennial HoldCo through ownership of 99.0% of its membership interests.

Celero Energy Company, LP, a Delaware limited partnership (“Celero”), was formed on September 22, 2006, by its general partner, Celero Energy Management, LLC (“Celero GP”), its management team and Natural Gas Partners VIII, L.P. (“NGP VIII”), also an affiliate of NGP. Celero is engaged in the development and acquisition of oil and natural gas properties in Texas and New Mexico, primarily in the Permian Basin in West Texas.

On October 15, 2014, Celero conveyed substantially all of its oil and gas properties and other assets to Centennial OpCo in exchange for membership interests in Centennial OpCo (the “Combination”). As a result of the transaction, Centennial HoldCo owned approximately 72% of Centennial OpCo, and Celero owned the remaining 28%.

In 2015, NGP Centennial Follow‑On LLC (“Follow‑On”), a Delaware limited liability company controlled by NGP but the economic interests in which are owned by unaffiliated third party investors and management, contributed $84.2 million to Centennial OpCo in exchange for membership interests in Centennial OpCo. In addition, Centennial HoldCo contributed approximately $27.2 million to Centennial OpCo in exchange for additional membership interests in Centennial OpCo. Accordingly, Centennial HoldCo, Celero and Follow‑On own an approximate 61.2%,  21.2% and 17.6% membership interest in Centennial OpCo, respectively.